Not FDIC Insured May Lose Value No Bank Guarantee
TF-Q3PH

Schedules of Investments
(unaudited)
Templeton Foreign Fund 2
Templeton International Climate Change Fund 5
Templeton World Fund 7
Notes to Schedules of Investments 9

Templeton Funds
Schedule of Investments (unaudited), May 31, 2024
Templeton Foreign Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 95.5%
China 5.1%
Alibaba Group Holding Ltd. ......... Broadline Retail 7,820,130 $ 76,360,439
Prosus NV ..................... Broadline Retail 1,881,844 68,326,566
144,687,005
Denmark 2.6%
a,b
Orsted A/S , 144A , Reg S ........... Electric Utilities 1,214,860 74,518,305
France 9.4%
Carrefour SA .................... Consumer Staples Distribution & Retail 5,007,279 81,660,103
Dassault Aviation SA .............. Aerospace & Defense 195,740 42,484,188
a
Forvia SE ...................... Automobile Components 3,190,019 52,372,006
Kering SA ...................... Textiles, Apparel & Luxury Goods 134,130 46,372,934
Valeo SE ....................... Automobile Components 3,516,913 43,500,382
266,389,613
Germany 7.0%
c
Continental AG .................. Automobile Components 797,919 54,384,363
a,b
Covestro AG , 144A , Reg S ......... Chemicals 880,795 47,458,663
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,403,673 97,253,458
199,096,484
Hong Kong 3.4%
AIA Group Ltd. .................. Insurance 5,497,323 42,699,091
Prudential plc , ( GBP Traded) ........ Insurance 5,130,341 49,151,475
c
Prudential plc , ( HKD Traded) ........ Insurance 596,770 5,673,010
97,523,576
India 1.9%
HDFC Bank Ltd. ................. Banks 3,009,824 55,294,777
Ireland 2.6%
c
Smurfit Kappa Group plc ........... Containers & Packaging 1,520,960 74,185,272
Japan 3.9%
Honda Motor Co. Ltd. ............. Automobiles 4,674,565 52,933,449
Sumitomo Mitsui Financial Group, Inc. . Banks 892,043 58,383,427
111,316,876
Netherlands 4.5%
ING Groep NV .................. Banks 5,013,598 89,573,898
SBM Offshore NV ................ Energy Equipment & Services 2,438,824 37,752,006
127,325,904
Portugal 1.1%
Galp Energia SGPS SA , B ......... Oil, Gas & Consumable Fuels 1,465,775 30,825,391
South Korea 9.5%
KB Financial Group, Inc. ........... Banks 518,166 29,827,106
LG Chem Ltd. ................... Chemicals 220,090 56,321,193
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,663,491 141,297,380
Shinhan Financial Group Co. Ltd. .... Banks 1,237,521 42,508,742
269,954,421
Spain 0.7%
a
Tecnicas Reunidas SA ............ Energy Equipment & Services 1,536,387 21,210,540
Sweden 2.2%
Securitas AB , B .................. Commercial Services & Supplies 5,995,320 61,698,636

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Switzerland 1.9%
Adecco Group AG ................ Professional Services 1,398,063 $ 53,066,475
Taiwan 3.8%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 4,233,044 108,122,522
United Kingdom 17.5%
AstraZeneca plc ................. Pharmaceuticals 566,318 88,050,855
Barratt Developments plc .......... Household Durables 9,728,472 63,096,207
Imperial Brands plc ............... Tobacco 2,164,156 53,787,921
JD Sports Fashion plc ............. Specialty Retail 29,304,250 48,173,229
Lloyds Banking Group plc .......... Banks 126,495,110 90,317,727
Persimmon plc .................. Household Durables 3,517,427 65,726,345
Standard Chartered plc ............ Banks 9,111,615 90,774,881
499,927,165
United States 18.4%
Albemarle Corp. ................. Chemicals 434,888 53,312,920
BP plc ......................... Oil, Gas & Consumable Fuels 21,880,182 136,898,022
CNH Industrial NV ................ Machinery 8,472,240 89,466,854
CRH plc ....................... Construction Materials 802,029 63,305,688
Freeport-McMoRan, Inc. ........... Metals & Mining 1,076,922 56,786,097
Shell plc ....................... Oil, Gas & Consumable Fuels 3,469,053 125,239,213
525,008,794
Total Common Stocks (Cost $ 2,273,244,155 ) ....................................
2,720,151,756
Short Term Investments 5.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 5.2%
Canada 5.2%
National Bank of Canada , 5.31% ,
6/03/24 ...................... 80,000,000 80,000,000
Royal Bank of Canada , 5.3% , 6/03/24 . 37,400,000 37,400,000
Toronto-Dominion Bank (The) , 5.3% ,
6/03/24 ...................... 32,000,000 32,000,000
149,400,000
Total Time Deposits (Cost $ 149,400,000 ) .......................................
149,400,000
a a a a a
Total Short Term Investments (Cost $ 149,400,000 ) ...............................
149,400,000
a a a
Total Investments (Cost $ 2,422,644,155 ) 100.7% ................................
$2,869,551,756
Other Assets, less Liabilities (0.7) % ...........................................
(20,508,457)
Net Assets 100.0% ...........................................................
$2,849,043,299
a a a

Templeton Funds
Schedule of Investments (unaudited)
Templeton Foreign Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $121,976,968, representing 4.3% of net assets.
c
A portion or all of the security is on loan at May 31, 2024.

Templeton Funds
Schedule of Investments (unaudited), May 31, 2024
Templeton International Climate Change Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 94.2%
Chile 1.5%
Antofagasta plc .................. Metals & Mining 1,891 $ 53,650
Denmark 6.8%
a,b
Orsted A/S , 144A , Reg S ........... Electric Utilities 2,201 135,007
a
Vestas Wind Systems A/S .......... Electrical Equipment 3,637 102,052
237,059
France 11.6%
Cie de Saint-Gobain SA ........... Building Products 2,039 180,035
Valeo SE ....................... Automobile Components 7,282 90,070
Veolia Environnement SA .......... Multi-Utilities 4,095 137,094
407,199
Germany 12.0%
Bayerische Motoren Werke AG ...... Automobiles 1,032 105,271
Duerr AG ...................... Machinery 3,677 94,462
E.ON SE ....................... Multi-Utilities 6,034 80,812
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 3,442 139,265
419,810
India 4.2%
Kaveri Seed Co. Ltd. .............. Food Products 5,526 56,139
NHPC Ltd. ..................... Independent Power and Renewable Electricity
Producers 70,492 90,734
146,873
Ireland 5.2%
Smurfit Kappa Group plc ........... Containers & Packaging 3,693 180,127
Italy 5.1%
Prysmian SpA ................... Electrical Equipment 2,701 177,652
Japan 6.2%
Honda Motor Co. Ltd. ............. Automobiles 11,495 130,166
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 2,638 85,880
216,046
Netherlands 4.6%
ING Groep NV .................. Banks 8,916 159,295
Norway 4.2%
Norsk Hydro ASA ................ Metals & Mining 21,777 147,484
Singapore 2.8%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 2,309 97,511
South Korea 1.8%
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 229 62,645
Taiwan 4.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .................. Semiconductors & Semiconductor Equipment 1,139 172,035
United Kingdom 13.2%
AstraZeneca plc ................. Pharmaceuticals 582 90,489
Lloyds Banking Group plc .......... Banks 131,872 94,157
SSE plc ....................... Electric Utilities 5,669 127,556

Templeton Funds
Schedule of Investments (unaudited)
Templeton International Climate Change Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Standard Chartered plc ............ Banks 15,156 $ 150,992
463,194
United States 10.1%
CNH Industrial NV ................ Machinery 11,326 119,603
Schneider Electric SE ............. Electrical Equipment 446 111,273
b
Signify NV , 144A , Reg S ........... Electrical Equipment 4,478 122,367
353,243
Total Common Stocks (Cost $ 2,460,502 ) .......................................
3,293,823
Short Term Investments 7.7%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 7.7%
United States 7.7%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio , 5.006% ......... 270,212 270,212
Total Money Market Funds (Cost $ 270,212 ) .....................................
270,212
a a a a a
Total Short Term Investments (Cost $ 270,212 ) ..................................
270,212
a a a
Total Investments (Cost $ 2,730,714 ) 101.9% ....................................
$3,564,035
Other Assets, less Liabilities (1.9) % ...........................................
(67,813)
Net Assets 100.0% ...........................................................
$3,496,222
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $257,374, representing 7.4% of net assets.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Schedule of Investments (unaudited), May 31, 2024
Templeton World Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 96.2%
China 1.3%
Li Ning Co. Ltd. .................. Textiles, Apparel & Luxury Goods 12,629,280 $ 33,164,036
France 2.1%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 70,939 56,735,659
Germany 4.4%
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 859,129 34,760,663
SAP SE ....................... Software 462,022 84,257,535
119,018,198
India 5.2%
HDFC Bank Ltd. ................. Banks 3,298,414 60,596,589
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 2,322,062 79,671,658
140,268,247
Japan 1.8%
Mitsubishi Electric Corp. ........... Electrical Equipment 1,587,930 27,594,000
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 101,362 21,525,096
49,119,096
Switzerland 1.6%
Cie Financiere Richemont SA ....... Textiles, Apparel & Luxury Goods 265,906 42,795,875
Taiwan 3.7%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,872,299 98,908,193
United Kingdom 10.2%
AstraZeneca plc ................. Pharmaceuticals 496,855 77,250,781
Barratt Developments plc .......... Household Durables 4,424,945 28,698,982
Persimmon plc .................. Household Durables 1,850,904 34,585,837
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 23,009,650 134,422,719
274,958,319
United States 65.9%
a
Adobe, Inc. ..................... Software 57,155 25,420,258
Albemarle Corp. ................. Chemicals 206,041 25,258,566
a
Alphabet, Inc. , A ................. Interactive Media & Services 787,142 135,781,995
a
Amazon.com, Inc. ................ Broadline Retail 1,001,976 176,788,645
Applied Materials, Inc. ............. Semiconductors & Semiconductor Equipment 358,967 77,206,622
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 14,687 55,463,253
CNH Industrial NV ................ Machinery 5,434,267 57,385,860
CRH plc ....................... Construction Materials 333,290 27,249,790
b
Equifax, Inc. .................... Professional Services 149,860 34,676,105
Exxon Mobil Corp. ................ Oil, Gas & Consumable Fuels 218,194 25,585,428
Freeport-McMoRan, Inc. ........... Metals & Mining 447,422 23,592,562
a
GE Vernova, Inc. ................. Electrical Equipment 191,795 33,736,741
HCA Healthcare, Inc. .............. Health Care Providers & Services 125,980 42,801,705
a
ICON plc ....................... Life Sciences Tools & Services 252,020 81,861,136
Intercontinental Exchange, Inc. ...... Capital Markets 632,377 84,675,280
Meta Platforms, Inc. , A ............ Interactive Media & Services 212,872 99,375,036
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 816,656 102,082,000
Microsoft Corp. .................. Software 335,406 139,237,093
Salesforce, Inc. .................. Software 100,504 23,562,158
Shell plc ....................... Oil, Gas & Consumable Fuels 686,660 24,962,069
Target Corp. .................... Consumer Staples Distribution & Retail 88,867 13,877,471
Thermo Fisher Scientific, Inc. ....... Life Sciences Tools & Services 170,977 97,111,517
T-Mobile US, Inc. ................ Wireless Telecommunication Services 504,343 88,239,851
Union Pacific Corp. ............... Ground Transportation 297,453 69,253,008

Templeton Funds
Schedule of Investments (unaudited)
Templeton World Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
b
UnitedHealth Group, Inc. ........... Health Care Providers & Services 224,095 $ 111,009,940
Visa, Inc. , A ..................... Financial Services 283,109 77,135,878
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 185,382 21,346,737
1,774,676,704
Total Common Stocks (Cost $ 1,923,633,462 ) ....................................
2,589,644,327
Short Term Investments 4.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 4.7%
Canada 4.7%
National Bank of Canada , 5.31% ,
6/03/24 ...................... 65,000,000 65,000,000
Royal Bank of Canada , 5.3% , 6/03/24 . 60,500,000 60,500,000
125,500,000
Total Time Deposits (Cost $ 125,500,000 ) .......................................
125,500,000
a a a a a
Total Short Term Investments (Cost $ 125,500,000 ) ...............................
125,500,000
a a a
Total Investments (Cost $ 2,049,133,462 ) 100.9% ................................
$2,715,144,327
Other Assets, less Liabilities (0.9) % ...........................................
(22,323,305)
Net Assets 100.0% ...........................................................
$2,692,821,022
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2024.

Templeton Funds

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds). The Funds follow the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2024, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $— $22,772,813 $(22,772,813) $— $— $— — $28,962
Total Affiliated Securities ... $— $22,772,813 $(22,772,813) $— $— $— $28,962
Templeton International Climate Change Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $289,072 $969,154 $(988,014) $— $— $270,212 270,212 $9,210
Total Affiliated Securities ... $289,072 $969,154 $(988,014) $— $— $270,212 $9,210
Templeton World Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $— $585,625 $(585,625) $— $— $— — $528
Total Affiliated Securities ... $— $585,625 $(585,625) $— $— $— $528
2. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2024, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ — $ 144,687,005 $ — $ 144,687,005
Denmark ............................. — 74,518,305 — 74,518,305
France ............................... — 266,389,613 — 266,389,613
Germany ............................. — 199,096,484 — 199,096,484
Hong Kong ........................... — 97,523,576 — 97,523,576
India ................................ — 55,294,777 — 55,294,777
Ireland ............................... — 74,185,272 — 74,185,272
Japan ............................... — 111,316,876 — 111,316,876
Netherlands ........................... — 127,325,904 — 127,325,904
Portugal .............................. — 30,825,391 — 30,825,391
South Korea .......................... — 269,954,421 — 269,954,421
Spain ................................ — 21,210,540 — 21,210,540
Sweden .............................. — 61,698,636 — 61,698,636
Switzerland ........................... — 53,066,475 — 53,066,475
Taiwan ............................... — 108,122,522 — 108,122,522
United Kingdom ........................ — 499,927,165 — 499,927,165
United States .......................... 199,565,871 325,442,923 — 525,008,794
Short Term Investments ................... — 149,400,000 — 149,400,000
Total Investments in Securities ........... $199,565,871 $2,669,985,885
a
$— $2,869,551,756
Templeton International Climate Change Fund
Assets:
Investments in Securities:
Common Stocks :
Chile ................................ — 53,650 — 53,650
Denmark ............................. — 237,059 — 237,059
France ............................... — 407,199 — 407,199
Germany ............................. — 419,810 — 419,810
India ................................ — 146,873 — 146,873
Ireland ............................... — 180,127 — 180,127
Italy ................................. — 177,652 — 177,652
Japan ............................... — 216,046 — 216,046
Netherlands ........................... — 159,295 — 159,295
Norway .............................. — 147,484 — 147,484
Singapore ............................ — 97,511 — 97,511
South Korea .......................... — 62,645 — 62,645
Taiwan ............................... 172,035 — — 172,035
United Kingdom ........................ — 463,194 — 463,194
4. Fair Value Measurements
(continued)

Templeton Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton International Climate Change Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
United States .......................... $ 119,603 $ 233,640 $ — $ 353,243
Short Term Investments ................... 270,212 — — 270,212
Total Investments in Securities ........... $561,850 $3,002,185
b
$— $3,564,035
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... — 33,164,036 — 33,164,036
France ............................... — 56,735,659 — 56,735,659
Germany ............................. — 119,018,198 — 119,018,198
India ................................ — 140,268,247 — 140,268,247
Japan ............................... — 49,119,096 — 49,119,096
Switzerland ........................... — 42,795,875 — 42,795,875
Taiwan ............................... — 98,908,193 — 98,908,193
United Kingdom ........................ — 274,958,319 — 274,958,319
United States .......................... 1,749,714,635 24,962,069 — 1,774,676,704
Short Term Investments ................... — 125,500,000 — 125,500,000
Total Investments in Securities ........... $1,749,714,635 $965,429,692
c
$— $2,715,144,327
a
Includes foreign securities valued at $2,520,585,885, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $3,002,185, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $839,929,692, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Currency
GBP
British Pound
HKD
Hong Kong Dollar
Selected Portfolio
ADR American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.